Note 15 - Receivables non-current - Components of Receivables Non Current (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current Receivables [Line Items]
Tax recovery of ICMS, PIS and COFINS credits	$ 80,414	$ 66,636
Tax On Sales And Services ICMS [Member]
Non-current Receivables [Line Items]
Tax recovery of ICMS, PIS and COFINS credits	$ 48,700	$ 54,200